Investment Risks - Siren Nasdaq NexGen Economy ETF	Dec. 29, 2025
Market Risk
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Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Active Management Risk
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Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Blockchain Technology Risk
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Blockchain Technology Risk — Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Non-Blockchain Technology Business Line Risk
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Non-Blockchain Technology Business Line Risk — Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in which the Fund invests are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Foreign Issuer Exposure Risk
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Foreign Issuer Exposure Risk — The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Risk
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Emerging Markets Risk — Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries with low to middle income economies as classified by the World Bank and less developed or liquid equity markets as determined by the Adviser, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Depositary Receipt Risk
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Depositary Receipt Risk — The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Currency Risk
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Currency Risk — The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The Fund also may incur transaction costs in connection with conversions between various currencies.

Large Capitalization Risk
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Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Cryptocurrency Markets Risk
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Cryptocurrency Markets Risk — While the Fund does not intend to invest in cryptocurrency directly, the Fund may invest in Cryptocurrency Operating Companies. Cryptocurrency Operating Companies may be negatively affected by decreases in cryptocurrency prices or downturns in cryptocurrency markets generally. Therefore, an investment in the Fund may decrease in value due to the negative performance of cryptocurrencies or negative events in cryptocurrency markets. Cryptocurrencies, and thus Cryptocurrency Operating Companies, may experience significant negative performance for extended periods of time, which in turn could cause a significant and extended decrease in the value of an investment in the Fund.

Investment Style Risk
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Risk [Text Block]	Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.
Small-Capitalization and Mid-Capitalization Securities Risk
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Small-Capitalization and Mid-Capitalization Securities Risk — The Fund is subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small- and mid-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Geographic Focus Risk
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Geographic Focus Risk — Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund’s investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region.

Sector Risk
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Sector Risk — The Fund is subject to the following Sector Risks:

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage Real Estate Investment Trusts. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ETF Risks
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ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — The Fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk — The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Market Trading Risk — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Liquidity Risk
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Liquidity Risk  —  Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk
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Risk [Text Block]	Valuation Risk — Valuation risk is the risk that a security may be difficult to value and/or valued incorrectly.
Portfolio Turnover Risk
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Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Risk Lose Money [Member]
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Risk [Text Block]	You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.